Loans - Schedule of Subsequently Defaulted TDRs (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) SecurityLoan	Dec. 31, 2015 USD ($) SecurityLoan
Accounts, Notes, Loans and Financing Receivable
Threshold period for loans in default (in days)	30 days
Non-Covered TDRs | TDRs Occurring during the Period
Accounts, Notes, Loans and Financing Receivable
Number of loans | SecurityLoan	523	113
Pre-modification outstanding recorded investment	$ 223,640	$ 62,631
Post-modification outstanding recorded investment	$ 222,436	$ 57,041
Number of loans | SecurityLoan	124	62
Recorded investment	$ 21,225	$ 35,793
Non-Covered TDRs | Commercial Loans | Real Estate | TDRs Occurring during the Period
Accounts, Notes, Loans and Financing Receivable
Number of loans | SecurityLoan	44	11
Pre-modification outstanding recorded investment	$ 30,844	$ 26,764
Post-modification outstanding recorded investment	$ 24,997	$ 25,250
Number of loans | SecurityLoan	9	6
Recorded investment	$ 467	$ 22,075
Non-Covered TDRs | Commercial Loans | Commercial and industrial | TDRs Occurring during the Period
Accounts, Notes, Loans and Financing Receivable
Number of loans | SecurityLoan	59	26
Pre-modification outstanding recorded investment	$ 36,379	$ 21,233
Post-modification outstanding recorded investment	$ 34,415	$ 18,114
Number of loans | SecurityLoan	21	20
Recorded investment	$ 12,996	$ 8,970
Non-Covered TDRs | Commercial Loans | Energy-related | TDRs Occurring during the Period
Accounts, Notes, Loans and Financing Receivable
Number of loans | SecurityLoan	24	2
Pre-modification outstanding recorded investment	$ 133,933	$ 9,797
Post-modification outstanding recorded investment	$ 141,848	$ 9,484
Number of loans | SecurityLoan	2	1
Recorded investment	$ 5,034	$ 3,120
Non-Covered TDRs | Residential Mortgage | Residential mortgage | TDRs Occurring during the Period
Accounts, Notes, Loans and Financing Receivable
Number of loans | SecurityLoan	43	1
Pre-modification outstanding recorded investment	$ 5,141	$ 70
Post-modification outstanding recorded investment	$ 4,946	$ 68
Number of loans | SecurityLoan	8	0
Recorded investment	$ 405	$ 0
Non-Covered TDRs | Consumer and Other Loans | Consumer - Home equity | TDRs Occurring during the Period
Accounts, Notes, Loans and Financing Receivable
Number of loans | SecurityLoan	158	50
Pre-modification outstanding recorded investment	$ 13,273	$ 4,440
Post-modification outstanding recorded investment	$ 12,568	$ 3,865
Number of loans | SecurityLoan	25	20
Recorded investment	$ 1,379	$ 1,547
Non-Covered TDRs | Consumer and Other Loans | Consumer - Indirect Automobile | TDRs Occurring during the Period
Accounts, Notes, Loans and Financing Receivable
Number of loans | SecurityLoan	79	6
Pre-modification outstanding recorded investment	$ 983	$ 79
Post-modification outstanding recorded investment	$ 792	$ 79
Number of loans | SecurityLoan	37	6
Recorded investment	$ 338	$ 79
Non-Covered TDRs | Consumer and Other Loans | Consumer - Other | TDRs Occurring during the Period
Accounts, Notes, Loans and Financing Receivable
Number of loans | SecurityLoan	116	17
Pre-modification outstanding recorded investment	$ 3,087	$ 248
Post-modification outstanding recorded investment	$ 2,870	$ 181
Number of loans | SecurityLoan	22	9
Recorded investment	$ 606	$ 2